Share-based compensation - Summary of Fair Values of the Share Options Granted (Details)	12 Months Ended
Dec. 31, 2021 ¥ / shares
Share-Based Compensation
Weighted average grant date fair value of option per share	¥ 6.63
Aggregate grant date fair value of options	¥ 465,553